GENERAL AND ADMINISTRATION (Tables)	12 Months Ended
Mar. 31, 2022
GENERAL AND ADMINISTRATION.
Schedule of general and administration expenses

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Personnel costs	10,883,651	4,780,812
External services	5,126,121	3,232,244
Share-based payments (Note 16)	5,865,971	1,293,037
Travel and entertainment	1,514,239	396,534
IT and technology	1,857,999	655,950
Office and general	680,030	155,452
Listing expense	6,348,746	—
Total general and administration	32,276,757	10,514,029